TAXES ON INCOME (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Corporate Tax Rate	26.50%	25.00%	25.00%
Description Of Corporate Tax Rate Amended	The Company is able to opt to apply (the waiver is non-recourse) the Amendment and from then on it will be subject to the amended tax rate of 16%.
Operating Loss Carryforwards	$ 38,800
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	198	200
Undistributed Earnings of Foreign Subsidiaries	9,926
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries	207
Income Tax Holiday, Aggregate Dollar Amount	1,900
Reduced Corporate Tax Rate	25.00%
Liability for Uncertain Tax Positions, Current	$ 1,800